Accounting policies (Details) - ARS ($) $ in Thousands			12 Months Ended
	Apr. 03, 2025	Jan. 07, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Applicable tax rate	6.50%	9.99%	35.00%	35.00%	35.00%
Tax [Member]
IfrsStatementLineItems [Line Items]
Amount to be paid			$ 0
Applicable tax rate			25.00%
Amount exceeding			$ 0
Tax [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Accumulated net taxable income			0
Tax [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Accumulated net taxable income			102,000
Tax 1 [Member]
IfrsStatementLineItems [Line Items]
Amount to be paid			$ 25,000
Applicable tax rate			30.00%
Amount exceeding			$ 102,000
Tax 1 [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Accumulated net taxable income			102,000
Tax 1 [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Accumulated net taxable income			1,017,000
Tax 2 [Member]
IfrsStatementLineItems [Line Items]
Accumulated net taxable income			1,017,000
Amount to be paid			$ 300,000
Applicable tax rate			35.00%
Amount exceeding			$ 1,017,000